Pensions and post-retirement benefits (Narrative) (Details) - GBP (£) £ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Net surplus/(deficit)	£ 1,795.0			£ 1,795.0	£ 1,485.0
Current service cost				58.0	64.0
Past service cost				0.0	(134.0)
Defined benefit obligations [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year	30,298.0			30,298.0	28,237.0	£ 30,243.0
Current service cost				226.0	240.0
Past service cost				0.0	(134.0)
Benefits paid				1,459.0	2,205.0
Defined benefit obligations [member] | Barclays Bank UK PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost				90.0
Defined benefit obligations [member] | Barclays Execution Services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost				78.0
Defined benefit obligations [member] | Overseas [member] | Pension defined benefit plans [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year	760.0			760.0	757.0
Fair value of plan assets [member] | Barclays PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Bonds issued	0.0			0.0	0.0
Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets	32,093.0			32,093.0	29,722.0	30,922.0
Benefits paid				1,459.0	2,205.0
Fair value of plan assets [member] | Ordinary shares [member] | Barclays PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	0.0			£ 0.0	0.0
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan				The UKRF is Barclays Bank Group’s main scheme, representing 97% of Barclays Bank Group’s total retirement benefit obligations. Barclays Bank PLC is the principal employer of the UKRF. The UKRF was closed to new entrants on 1 October 2012, and comprises 10 sections
Description of regulatory framework in which plan operates				The UKRF operates under trust law and is managed and administered on behalf of the members in accordance with the terms of the Trust Deed and Rules and all relevant legislation. The Corporate Trustee is Barclays Pension Funds Trustees Limited, a private limited company and a wholly owned subsidiary of Barclays Bank PLC. The Trustee is the legal owner of the assets of the UKRF which are held separately from the assets of Barclays PLC. The Trustee Board comprises six Management Directors selected by Barclays, of whom three are independent Directors with no relationship with Barclays (and who are not members of the UKRF), plus three Member Nominated Directors selected from eligible active staff, deferred and pensioner members who apply for the role.
Net surplus/(deficit)	£ 2,058.0			£ 2,058.0	1,735.0
Benefits paid				1,410.0	2,167.0
Transfers out of the fund and contribution refunds				£ 580.0	1,420.0
Percentage of funding deficit secured by collateral pool	100.00%			100.00%
Maximum funding deficit secured by collateral pool	£ 9,000.0			£ 9,000.0
Estimate of contributions expected to be paid to plan for next annual reporting period				£ 743.0	725.0
Scheme as a percentage of total retirement benefit obligations	97.00%			97.00%
Defined benefit contributions paid				£ 1,231.0	741.0	1,124.0
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Defined contribution Schemes [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period				£ 0.0	34.0
United Kingdom Retirement Fund (UKRF) [member] | Discount rate [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions				The UKRF discount rate assumption for 2019 was based on a variant of the standard Willis Towers Watson RATE Link model. This variant includes all bonds rated AA by at least one of the four major ratings agencies, and assumes that forward rates after year 30 are flat.
United Kingdom Retirement Fund (UKRF) [member] | Inflation rate [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions				The RPI inflation assumption for 2019 was set by reference to the Bank of England’s implied inflation curve, assuming the forward rates remain flat after 30 years. The inflation assumption incorporates a deduction of 20 basis points as an allowance for an inflation risk premium. The methodology used to derive the discount rate and price inflation assumptions is consistent with that used at the prior year end, except for a switch to holding forward rates rather spot rates flat after year 30.
United Kingdom Retirement Fund (UKRF) [member] | Mortality rates [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions				The UKRF’s post-retirement mortality assumptions are based on a best estimate assumption derived from an analysis in 2019 of the UKRF’s own post-retirement mortality experience, and taking account of recent evidence from published mortality surveys. An allowance has been made for future mortality improvements based on the 2018 core projection model published by the Continuous Mortality Investigation Bureau subject to a long-term trend of 1.5% per annum in future improvements. The methodology used is consistent with the prior year end, except that the 2017 core projection model was used at 2018, and a long-trend of 1.25% per annum was applied.
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2018 valuation [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net surplus/(deficit)							£ (4,000.0)
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net surplus/(deficit)		£ (2,300.0)
Funding level percentage		94.00%
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member] | Pension defined benefit plans [member] | Heron Issuer Limited [member] | The Senior Notes [member]
Disclosure of net defined benefit liability (asset) [line items]
Notes issued	£ 500.0			£ 500.0
Maturity Date				2024
Debt securities issued				£ 600.0
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member] | Pension defined benefit plans [member] | Heron Issuer Limited [member] | The Junior Notes [member]
Disclosure of net defined benefit liability (asset) [line items]
Notes issued	£ 100.0			£ 100.0
United Kingdom Retirement Fund (UKRF) [member] | Max [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool	100.00%			100.00%
United Kingdom Retirement Fund (UKRF) [member] | 2019 [member] | Deficit reduction contributions 30 September 2016 valuation [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Deficit reduction contribution	£ 0.0	£ 250.0	£ 250.0
United Kingdom Retirement Fund (UKRF) [member] | 2019 [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Deficit reduction contribution	500.0	£ 0.0	£ 0.0
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF				17 years
Description of asset-liability matching strategies used by plan or entity to manage risk				A long-term investment strategy has been set for the UKRF, with its asset allocation comprising a mixture of equities, bonds, property and other appropriate assets. This recognises that different asset classes are likely to produce different long-term returns and some asset classes may be more volatile than others. The long-term investment strategy ensures, among other aims, that investments are adequately diversified. The UKRF also employs derivative instruments, where appropriate, to achieve a desired exposure or return, or to match assets more closely to liabilities. The value of assets shown reflects the assets held by the scheme, with any derivative holdings reflected on a fair value basis.
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year	£ 29,304.0			£ 29,304.0	27,301.0	29,160.0
Current service cost				210.0	226.0
Past service cost				0.0	(140.0)
Benefits paid				£ 1,410.0	2,167.0
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | 2020 [member] | Future transfers out [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	5.00%			5.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | 2021 [member] | Future transfers out [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	2.50%			2.50%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | from 2022 onwards [member] | Future transfers out [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	0.00%			0.00%
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of fair value of scheme assets invested in liability driven investment strategies	44.00%			44.00%
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets	£ 31,362.0			£ 31,362.0	29,036.0	£ 30,112.0
Benefits paid				£ 1,410.0	2,167.0
Afterwork [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan				Afterwork, which comprises a contributory cash balance defined benefit element, and a voluntary defined contribution element. The cash balance element is accrued each year and revalued until Normal Retirement Age in line with the increase in Retail Price Index (RPI) (up to a maximum of 5% p.a.). An increase of up to 2% a year may also be added at Barclays’ discretion. The costs of ill-health retirements and death in service benefits for Afterwork members are borne by the UKRF.
Description of risks to which plan exposes entity				The main risks that Barclays runs in relation to Afterwork are limited although additional contributions are required if pre-retirement investment returns are not sufficient to provide for the benefits.
1964 Pension Scheme [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan				The 1964 Pension Scheme. Most employees recruited before July 1997 built up benefits in this non-contributory defined benefit scheme in respect of service up to 31 March 2010. Pensions were calculated by reference to service and pensionable salary. From 1 April 2010, members became eligible to accrue future service benefits in either Afterwork or the Pension Investment Plan (PIP), a historic defined contribution section which is now closed to future contributions.
Description of risks to which plan exposes entity				The risks that Barclays runs in relation to the 1964 section are typical of final salary pension schemes, principally that investment returns fall short of expectations, that inflation exceeds expectations, and that retirees live longer than expected.
BPSP [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan				The BPSP is a defined contribution scheme providing benefits for all new UK hires from 1 October 2012, BPSP is not subject to the same investment return, inflation or life expectancy risks for Barclays that defined benefit schemes are. Members’ benefits reflect contributions paid and the level of investment returns achieved.
Description of regulatory framework in which plan operates				The BPSP is a Group Personal Pension arrangement which operates as a collection of personal pension plans. Each personal pension plan is a direct contract between the employee and the BPSP provider (Legal & General Assurance Society Limited), and is regulated by the FCA.
BPSP [member] | UK [member] | Defined contribution Schemes [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period				£ 0.0	168.0
Other [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan				Apart from the UKRF and the BPSP, Barclays operates a number of smaller pension and long-term employee benefits and post-retirement health care plans globally, the largest of which are the US defined benefit schemes. Many of the schemes are funded, with assets backing the obligations held in separate legal vehicles such as trusts. Others are operated on an unfunded basis. The benefits provided, the approach to funding, and the legal basis of the schemes, reflect local environments.
Description of regulatory framework in which plan operates				Similar principles of pension governance apply to Barclays Bank PLC’s other pension schemes, depending on local legislation.
Other [member] | Defined benefit obligations [member] | Post-employment medical defined benefit plans [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year	£ 166.0			£ 166.0	172.0
Section 75 contributions [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit contributions paid				£ 0.0	£ 153.0